Expense Example {- Templeton Growth VIP Fund} - FTVIP Class 4-57 - Templeton Growth VIP Fund - Class 4	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 123
3 years	384
5 years	665
10 years	$ 1,466